Equipment, Net (Details) 10-Q - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 572,407		$ 443,180	$ 3,957
Less: Accumulated depreciation and amortization	(26,037)		(9,376)	(823)
Total property and equipment, net	546,370		433,804	3,134
Depreciation and amortization expense	16,661	$ 198	8,553	759
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	48,045		48,045	3,957
Fitness equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	292,976		198,468	0
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 231,386		$ 196,667	$ 0